Change in presentation currency - Statements of Loss and Comprehensive Loss (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Revenue.
Products	$ 6,233		$ 3,697	$ 4,896,000
Services	724		477	632,000
Total revenue	7,304		4,174	5,528,000
Cost of sales	3,830		1,784	2,362,000
Gross profit	3,474		2,390	3,166,000
Operating expenses
Research and development	9,912		9,397	12,466,000
General and administrative	7,565		5,793	7,679,000
Selling and distribution	4,860		2,104	2,789,000
Total operating expenses	22,337		17,294	22,934,000
Operating Loss	18,863		14,904	19,768,000
Net finance costs	2,714	$ 2,714	171	230,000
Loss before taxes	21,577		15,075	19,998,000
Income taxes	45		147	194,000
Net loss attributed to shareholders for the year	21,622		15,222	20,192,000
Item that may be reclassified to profit or loss
Foreign currency translation adjustment - net of tax	2,802		4,490	(88,000)
Net loss and comprehensive loss for the year	$ 24,424		$ 19,712	$ 20,104,000
Loss per share
Basic and diluted loss per common share | (per share)	$ 1.25		$ 1.37	$ 1.82